Note 10 - Financial Instruments (Details)	6 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014
Note 10 - Financial Instruments (Details) [Line Items]
Long-term Debt, Fair Value	$ 47,700,000
Difference between Fair Value and Carrying Value	(2,100,000)
Long-term Debt	$ 49,821,000
Fair Value Assumptions, Expected Dividend Rate	19.00%
Interest Rate Swap [Member]
Note 10 - Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	3	3